UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3605


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York              May 13, 2003
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $167,317
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN  2       COLUMN 3    COLUMN 4  COLUMN 5        COLUMN 6           COLUMN 7         COLUMN 8
                                                      VALUE                 INVESTMENT DISCRETION  OTHER        VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP       (X$1000)  SHARES      SOLE       SHARED      MANAGERS    SOLE       SHARED
--------------            --------------  -----       --------  ------      ----       ------      --------    ----       ------

Providian Financial Corp.                 74406A102    37,290   5,684,421   5,399,142  285,279      NO         5,399,142   285,279
Bally Total Fitness Hldgs                 05873K108    16,283   3,211,541   3,007,086  204,455      NO         3,007,086   204,455
Multimedia Games Inc                      625453105    13,136     683,090     648,808   34,282      NO           648,808    34,282
JP Morgan and Co. Inc.                    46625H100    11,215     473,000     449,261   23,739      NO           449,261    23,739
OfficeMax, Inc.                           67622M108     8,153   1,583,100   1,513,682   69,418      NO         1,513,682    69,418
Wendy's International Inc                 950590109     7,502     272,700     259,014   13,686      NO           259,014    13,686
Capital One Financial                     14040H105     7,202     240,000     223,884   16,116      NO           223,884    16,116
America Online                            00184A105     7,113     655,000     618,812   36,188      NO           618,812    36,188
Laboratory Corporation of
 America                                  50540R409     5,693     192,000     183,352    8,648      NO           183,352     8,648
ValueVision International
 Inc.                                     92047K107     5,363     532,533     528,045    4,488      NO           528,045     4,488
Provident Financial
 Services Inc                             74386T105     5,311     335,900     320,791    15,109     NO           320,791    15,109
Grey Global Group Inc.                    39787M108     5,254       8,515       8,219       296     NO             8,219       296
Janus Capital Group Inc                   47102X105     4,971     436,400     414,499    21,901     NO           414,499    21,901
J.C. Penny Company, Inc.                  708160106     3,928     200,000     189,619    10,381     NO           189,619    10,381
Cablevision Systems Corp.                 12686C109     3,798     200,000     189,963    10,037     NO           189,963    10,037
Pass-Through Amortizing
 Credit Card Trust                        702702AD3     3,739   5,000,000   5,000,000         0     NO         5,000,000         0
Travelers Property
 Casualty Corp                            89420G109     3,737     265,200     256,142     9,058     NO           256,142     9,058
Readers Digest Association                755267101     3,619     354,488     341,702    12,786     NO           341,702    12,786
Concord EFS Inc                           206197105     2,820     300,000     275,028    24,972     NO           275,028    24,972
Penn National Gaming Inc                  707569109     2,471     139,186     132,930     6,256     NO           132,930     6,256
Sears, Robuck & Co.                       812387108     2,415     100,000      94,981     5,019     NO            94,981     5,019
Cooper Companies Inc                      216648402     2,216      74,100      70,703     3,397     NO            70,703     3,397
Nextwave Telecom B                        65332M103     1,859   1,062,279   1,014,413    47,866     NO         1,014,413    47,866
Laser Mortgage Mgt., Inc.                 51806D100     1,154     923,300     886,476    36,824     NO           886,476    36,824
Radio Unica Communications
 Corp                                     75040Q106       684   1,955,002   1,900,767    54,235     NO         1,900,767    54,235
Encompass Services Corp
 10.5% Due 05-01-09                       29255UAC8       391  19,530,000  18,529,000 1,001,000     NO        18,529,000 1,001,000




02740.0001 #404218